Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 47.1%
4,015,000	Agilent Technologies, Inc.	2.10%	06/04/2030	4,137,544
4,105,000	Alexandria Real Estate Equities, Inc.	1.88%	02/01/2033	4,035,617
1,865,000	Allison Transmission, Inc.^	5.88%	06/01/2029	2,019,543
3,725,000	Amphenol Corp.	2.80%	02/15/2030	4,083,849
1,076,000	Aptiv PLC	4.35%	03/15/2029	1,215,060
3,880,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	4,133,491
2,080,000	Beacon Roofing Supply, Inc.^	4.88%	11/01/2025	2,042,175
1,670,000	Booking Holdings, Inc.	4.63%	04/13/2030	2,010,988
3,855,000	BorgWarner, Inc.	2.65%	07/01/2027	4,076,870
3,605,000	BP Capital Markets America, Inc.	3.63%	04/06/2030	4,145,420
3,700,000	Broadcom, Inc.	4.15%	11/15/2030	4,164,902
1,970,000	BWX Technologies, Inc.^	4.13%	06/30/2028	2,020,481
3,870,000	Carrier Global Corp.^	2.72%	02/15/2030	4,057,982
1,952,000	Chevron Corp.	2.24%	05/11/2030	2,075,763
3,720,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	4,166,549
1,630,000	CommonSpirit Health	4.19%	10/01/2049	1,741,617
5,313,000	Conservation Fund	3.47%	12/15/2029	5,750,659
1,715,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,979,366
391,000	Core & Main L.P.^	6.13%	08/15/2025	396,787
3,705,000	Crown Castle International Corp.	3.30%	07/01/2030	4,058,343
3,515,000	CVS Health Corp.	4.30%	03/25/2028	4,119,411
3,955,000	Darden Restaurants, Inc.	3.85%	05/01/2027	4,191,414
3,560,000	Dollar General Corp.	3.88%	04/15/2027	4,088,601
3,430,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	2,996,482
3,480,000	Exelon Corp.	4.05%	04/15/2030	4,091,844
3,050,000	Ferguson Finance PLC^	4.50%	10/24/2028	3,542,082
3,705,000	FMC Corp.	3.20%	10/01/2026	4,099,147
2,995,000	Fortis, Inc.	3.06%	10/04/2026	3,277,632
1,860,000	frontdoor, Inc.^	6.75%	08/15/2026	1,987,522
1,460,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,585,648
2,970,000	Hasbro, Inc.	3.50%	09/15/2027	3,095,026
2,775,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	3,091,412
3,798,000	Hexcel Corp.	3.95%	02/15/2027	4,105,628
3,700,000	IDEX Corp.	3.00%	05/01/2030	4,078,282
1,390,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,507,935
3,565,000	Kinross Gold Corp.	4.50%	07/15/2027	4,054,991
3,885,000	Lear Corp.	4.25%	05/15/2029	4,211,806
1,795,000	Marriott International, Inc.	5.75%	05/01/2025	2,006,061
1,865,000	Marriott International, Inc.	4.65%	12/01/2028	1,991,559
3,928,000	Martin Marietta Materials, Inc.	2.50%	03/15/2030	4,100,276
3,404,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	4,113,252
2,165,000	Mercer International, Inc.	5.50%	01/15/2026	2,082,459
2,640,000	MPLX L.P.	4.80%	02/15/2029	3,024,434
1,860,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	2,004,512
1,754,000	NIKE, Inc.	2.85%	03/27/2030	1,973,996
1,670,000	Northrop Grumman Corp.	4.40%	05/01/2030	2,066,002
3,637,000	NXP BV^	3.88%	06/18/2026	4,080,679
1,980,000	SBA Communications Corp.^	3.88%	02/15/2027	2,012,175
1,830,000	ServiceMaster Co. LLC	7.45%	08/15/2027	2,003,502
1,346,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	1,325,362
4,290,000	Southwest Airlines Co.	2.63%	02/10/2030	4,087,174
3,200,000	SYSCO Corp.	5.95%	04/01/2030	4,066,297
4,240,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	4,292,539
3,660,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	4,125,112
3,072,000	TJX Companies, Inc.	3.88%	04/15/2030	3,649,535
1,940,000	TransDigm, Inc.^	6.25%	03/15/2026	2,028,367
3,400,000	Trimble, Inc.	4.90%	06/15/2028	4,017,291
3,625,000	Verisk Analytics, Inc.	4.00%	06/15/2025	4,140,314
3,770,000	VF Corp.	2.95%	04/23/2030	4,109,521
1,460,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	1,137,887
200,000	VOC Escrow, Ltd.^	5.00%	02/15/2028	177,537
3,660,000	Vulcan Materials Co.	3.50%	06/01/2030	4,107,226
3,825,000	Xylem, Inc.	2.25%	01/30/2031	4,066,487
Total Corporate Bonds & Notes (Cost $184,484,988)				197,227,425

Mortgage Backed Securities - 23.7%
1,800,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.50%	09/15/2034	1,701,191
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.75%	04/15/2036	1,185,209
1,498,628	BX Commercial Mortgage Trust, Series 2020-BXLP (1 Month LIBOR USD + 1.25%)^	1.40%	12/15/2036	1,487,877
940,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.45%	11/15/2032	929,180
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.40%	12/15/2037	498,375
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.60%	12/15/2037	499,382
1,461,669	CGDBB Commercial Mortgage Trust, Series 2017-BIOC B (1 Month LIBOR USD + 0.97%)^	1.12%	07/15/2032	1,460,583
1,423,301	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	1.75%	07/15/2032	1,423,429
1,370,315	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	2.30%	07/15/2032	1,359,206
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.45%	12/15/2031	735,386
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.58%	05/15/2036	1,243,793
2,950,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.75%	05/15/2036	2,928,394
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	3,867,628
1,624,347	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,724,795
1,279,803	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	49,276
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	223,807
2,181,270	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	230,717
240,763	FHLMC SCRTT, Series 2016-1 M1#	3.00%	09/25/2055	240,697
300,000	FHLMC SCRTT, Series 2017-1 M1#	4.00%	01/25/2056	301,723
3,992,570	FHMS, Series K-021 X1#~	1.54%	06/25/2022	73,336
10,277,642	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	120,935
4,440,784	FHMS, Series K-038 X1#~	1.28%	03/25/2024	145,621
64,750,276	FHMS, Series K-047 X1#~	0.26%	05/25/2025	409,416
13,000,000	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	421,824
19,150,000	FHMS, Series K-C06 X1#~	1.03%	06/25/2025	683,975
10,386,014	FHMS, Series K-734 X1#~	0.79%	02/25/2026	313,735
6,636,162	FHMS, Series K-735 X1#~	1.10%	05/25/2026	319,144
8,497,325	FHMS, Series K-736 X1#~	1.44%	07/25/2026	539,075
668,495	FHMS, Series K-058 X1#~	1.05%	08/25/2026	32,166
2,999,730	FHMS, Series K-C04 X1#~	1.41%	12/25/2026	166,233
5,993,180	FHMS, Series K-738 X1#~	1.63%	01/25/2027	497,692
6,000,000	FHMS, Series K-738 XAM#~	1.48%	03/25/2027	487,484
8,150,000	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	370,507
1,371,584	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	57,684
7,488,843	FHMS, Series K-C05 X1#~	1.34%	07/25/2027	442,084
9,920,237	FHMS, Series K-070 X1#~	0.46%	11/25/2027	221,372
658,882	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	674,798
4,983,428	FHMS, Series K-087 X1#~	0.51%	12/25/2028	141,301
3,994,571	FHMS, Series K-092 X1#~	0.85%	04/25/2029	217,721
5,498,636	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	341,638
3,542,486	FHMS, Series K-094 X1#~	1.02%	06/25/2029	238,789
4,497,667	FHMS, Series K-103 X1#~	0.76%	11/25/2029	234,583
6,999,853	FHMS, Series K-108 XAM#~	1.78%	03/25/2030	989,311
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	767,360
5,030,000	FHMS, Series K-109 XAM#~	1.92%	04/25/2030	770,894
3,410,000	FHMS, Series K-112 XAM#~	1.77%	05/25/2030	500,661
4,750,000	FHMS, Series K-111 XAM#~	1.91%	05/25/2030	734,948
6,238,500	FHMS, Series K-114 XAM#~	1.44%	06/25/2030	734,192
11,000,000	FHMS, Series K-G03 X1#~	1.48%	06/25/2030	1,209,812
12,000,000	FHMS, Series K-113 XAM#~	1.69%	06/25/2030	1,669,208
9,300,000	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,255,082
7,250,000	FHMS, Series K-116 XAM#~	1.60%	08/25/2030	1,034,866
479,652	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	482,150
4,103,447	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	4,422,537
1,500,000	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	1,720,607
262,875	FNMA, Pool# 467095	5.90%	01/01/2041	304,902
173,867	FNMA, Pool# 469130	4.87%	10/01/2041	202,838
291,693	FNMA, Pool# BH7686	4.50%	12/01/2047	318,990
173,664	FNMA, Pool# BK5105	5.50%	05/01/2048	198,211
174,378	FNMA, Pool# BK8032	5.50%	06/01/2048	199,047
155,137	FNMA, Pool# BN0202	5.50%	09/01/2048	177,086
147,385	FNMA, Pool# BN4936	5.50%	12/01/2048	164,564
202,770	FNMA, Pool# BN4921	5.50%	01/01/2049	227,583
7,500,000	FNMA, 2.0%, TBA November	2.00%	11/15/2035	7,795,002
7,500,000	FNMA, 2.0%, TBA November	2.00%	11/15/2050	7,741,865
7,500,000	FNMA, 2.5%, TBA November	2.50%	11/15/2050	7,857,002
20,995,750	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	598,083
439,131	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	498,879
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.70%	10/25/2039	1,851,197
1,785,000	FREMF Mortgage Trust, Series 2017-K64 B#^	4.12%	05/25/2050	2,011,354
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,759,145
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,639,116
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	2,237,372
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.88%	09/25/2052	829,989
450,050	GNMA, Pool# 723334X	5.00%	09/15/2039	512,588
7,500,000	GNMA, 2.0%, TBA November	2.00%	11/15/2050	7,777,148
3,846,217	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.04%	11/20/2047	791,501
905,225	GNMA REMIC Trust, Series 2014-45 B1#~	0.71%	07/16/2054	29,013
646,944	GNMA REMIC Trust, Series 2014-135 I0#~	0.71%	01/16/2056	21,756
622,255	GNMA REMIC Trust, Series 2015-172 I0#~	0.78%	03/16/2057	26,522
987,535	GNMA REMIC Trust, Series 2016-40 I0#~	0.69%	07/16/2057	41,496
788,076	GNMA REMIC Trust, Series 2016-56 I0#~	0.87%	11/16/2057	42,593
1,086,216	GNMA REMIC Trust, Series 2016-98 I0#~	0.90%	05/16/2058	63,486
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.75%	09/17/2029	958,207
1,500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.51%	07/15/2036	1,448,447
1,323,406	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.18%	03/16/2037	1,323,385
1,500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	1,514,742
600,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	589,186
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,007,650
1,000,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,004,064
Total Mortgage Backed Securities (Cost $96,819,167)				99,297,398

Asset Backed Securities - 17.7%
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	598,363
2,000,000	American Homes 4 Rent, Series 2014-SFR3 B^	4.20%	12/18/2036	2,164,894
520,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	554,584
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	1,014,548
529,345	California Street CLO XII, Ltd., Series 2013-12A AR (3 Month LIBOR USD + 1.03%)^	1.31%	10/15/2025	527,995
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	516,320
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,017,073
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,034,112
1,320,000	Drive Auto Receivables Trust, Series 2020-1	2.70%	05/15/2027	1,355,443
1,250,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	1,281,409
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,541,424
4,450,293	FHF Trust, Series 2020-1^	2.59%	12/15/2023	4,484,883
2,500,000	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	2,506,548
1,075,408	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	1,088,693
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 (3 Month LIBOR USD + 1.07%)^	1.34%	01/21/2031	1,981,172
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 B^	3.37%	02/18/2025	528,830
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 C^	3.54%	02/17/2026	529,033
500,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	511,307
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	761,217
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,007,137
1,380,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	1.30%	12/19/2036	1,384,041
1,200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.60%	12/19/2036	1,206,349
1,997,070	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	1.95%	12/19/2036	2,009,359
800,000	Invitation Homes Trust, Series 2018-SFR1 B (1 Month LIBOR USD + 0.95%)^	1.10%	03/19/2037	794,540
2,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.40%	03/19/2037	2,207,686
3,024,319	Invitation Homes Trust, Series 2018-SFR2 A (1 Month LIBOR USD + 0.90%)^	1.05%	06/18/2037	3,029,748
1,000,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	1.23%	06/18/2037	998,258
2,100,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	2.17%	04/20/2026	2,100,297
1,500,000	Mariner CLO LLC, Series 2016-3A AR2 (3 Month LIBOR USD + 0.99%)^	1.25%	07/23/2029	1,488,370
2,346,073	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	2,395,953
2,250,000	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	2,252,362
704,246	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	1.85%	02/25/2044	687,745
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	1.25%	04/15/2031	1,978,686
1,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	2.38%	04/15/2026	997,407
1,000,000	Oportun Funding VIII LLC, Series 2018-A A^	3.61%	03/08/2024	1,002,663
2,600,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	2,646,550
2,000,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	2,003,746
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	1,030,701
1,300,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	1,303,689
1,500,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	1,518,271
1,140,612	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	1,152,772
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	813,626
364,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	371,189
2,700,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	2,726,827
2,625,000	Theorem Funding Trust 2020-1, Series 2020-1A A^	2.48%	10/15/2026	2,638,611
1,250,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	1.34%	10/20/2028	1,245,831
3,000,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	3,004,453
1,006,272	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	992,467
2,000,000	Westlake Automobile Receivables Trust, Series 2020-2A A2A^	0.93%	02/15/2024	2,008,382
1,000,000	Westlake Automobile Receivables Trust, Series 2020-2A C^	2.01%	07/15/2025	1,015,227
Total Asset Backed Securities (Cost $73,507,552)				74,010,791

U.S. Treasury Notes - 15.0%
29,405,000	United States Treasury Note	0.38%	03/31/2022	29,515,843
15,975,000	United States Treasury Note	1.88%	08/31/2022	16,508,540
15,460,000	United States Treasury Note	2.75%	04/30/2023	16,499,323
Total U.S. Treasury Notes (Cost $62,439,276)				62,523,706

Municipal Bonds - 1.0%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	340,554
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,618,368
2,000,000	Oregon Health & Science University	3.00%	07/01/2032	2,167,940
Total Municipal Bonds (Cost $3,528,215)				4,126,862

Shares/Par Value
Preferred Stocks - 0.3%
49,152	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR + 5.11%)			1,171,292
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR + 4.17%)			209,200
Total Preferred Stocks (Cost $1,465,173)				1,380,492

Short-Term Investments - 4.6%
Money Market Funds - 4.2%
17,604,047	First American Government Obligations Fund - Class Z, 0.05%*			17,604,047
U.S. Treasury Bills - 0.4%
1,800,000	United States Treasury Bill, 0.12%†			1,799,953
Total Short-Term Investments (Cost $19,403,962)				19,404,000
Total Investments - 109.4% (Cost $441,648,333)				457,970,674
Liabilities in Excess of Other Assets - (9.4)%				(39,324,621)
NET ASSETS - 100.0%				$418,646,053

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and money market funds, with a total market value of $18,984,539 were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, municipal bonds, and U.S. Treasury Notes and Bills, with a total market value of $438,986,135, were categorized as Level 2. The Fund's investments in futures contracts, with total unrealized depreciation of $159,235, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	95	12/31/2020	$20,980,481	$20,991,289	$10,808
U.S. Treasury 5-Year Note Futures	44	12/31/2020	5,540,080	5,545,375	5,295
U.S. Treasury Long Bond Futures	39	12/21/2020	6,891,610	6,874,969	(16,641)
U.S. Treasury Ultra Bond Futures	155	12/21/2020	34,416,809	34,380,937	(35,872)
			$67,828,980	$67,792,570	$(36,410)

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(103)	12/21/2020	$(14,320,188)	$(14,371,719)	$(51,531)
U.S. Treasury 10-Year Ultra Note Futures	(169)	12/21/2020	(26,955,503)	(27,026,797)	(71,294)
			$(41,275,691)	$(41,398,516)	$(122,825)

There is no variation margin due to or from the Fund as of the date of this report.